Equity - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Jun. 19, 2014 Subsequent Event	Apr. 25, 2014 Subsequent Event Maximum
Stockholders Equity Note [Line Items]
Dividend restrictions under Corporate Law of Japan	The Corporate Law of Japan provides that (i) dividends of earnings require approval at a general meeting of shareholders, (ii) interim cash dividends can be distributed upon the approval of the board of directors, if the articles of incorporation provide for such interim cash dividends and (iii) an amount equal to at least 10% of decrease in retained earnings by dividends payment be appropriated from retained earnings to a legal reserve up to 25% of capital stock. The legal reserve is available for distribution upon approval of the shareholders.
Distributable amount available for payments of dividends to shareholders	¥ 4,181,996
Cash dividends approved by shareholders				124,403
Cash dividends approved by shareholders, per share				¥ 30
Cash dividend, record date	Mar. 31, 2014
Cash dividend, declaration date	Apr. 25, 2014
Approved maximum number of treasury stock to be repurchased (shares)					320,000,000
Approved maximum budget for share repurchase					500,000
Stock repurchase, start date	Apr. 26, 2014
Stock repurchase, end date	Mar. 31, 2015
Common stock, Issued shares	4,365,000,000	4,365,000,000
Treasury stock, shares	218,239,900	218,239,900
Stock split ratio over 100 shares as a share-trading unit	0.01
Share trading unit	100
Unrealized holding gains (losses) on available-for-sale securities, net of tax, attributable to noncontrolling interests	1	3	0
Foreign currency translation gains (losses), net of tax	193	130	(14)
Actuarial gains (losses), net of tax, attributable to noncontrolling interests	¥ (1)	¥ (2)	¥ 0